AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 92.6%
Affiliated Mutual Fund — 26.3%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio* (cost $601,473,891)(wa)	59,051,729	$620,043,155
Common Stocks — 60.2%
Australia — 0.2%
BHP Group Ltd.	133,550	3,861,458
Rio Tinto PLC	19,650	1,242,369
		5,103,827
Austria — 0.0%
ANDRITZ AG	10,562	658,296
Raiffeisen Bank International AG	1,188	23,646
		681,942
Belgium — 0.2%
KBC Group NV	47,121	3,532,762
Brazil — 0.2%
Ambev SA, ADR	103,690	257,151
Atacadao SA	18,461	49,618
B3 SA - Brasil Bolsa Balcao	149,925	358,715
Banco do Brasil SA	15,179	171,541
BB Seguridade Participacoes SA	3,174	20,625
Centrais Eletricas Brasileiras SA	12,783	106,206
Itau Unibanco Holding SA, ADR	124,001	859,327
Localiza Rent a Car SA	11,858	129,990
Lojas Renner SA	31,285	105,606
MercadoLibre, Inc.*	660	997,894
NU Holdings Ltd. (Class A Stock)*	44,249	527,891
Raia Drogasil SA	88,006	482,196
Suzano SA	15,209	194,017
TIM SA, ADR	7,346	130,391
Transmissora Alianca de Energia Eletrica SA, UTS	5,774	41,756
Vale SA, ADR	26,845	327,240
WEG SA	92,306	705,077
		5,465,241
Canada — 0.6%
Alimentation Couche-Tard, Inc.	62,324	3,557,099
Canadian National Railway Co.	37,962	4,998,916
Fairfax Financial Holdings Ltd.(a)	415	447,802
Intact Financial Corp.	20,875	3,391,041
RB Global, Inc.(a)	12,608	960,351
		13,355,209
Chile — 0.0%
Banco Santander Chile, ADR	7,074	140,277
China — 1.5%
Agricultural Bank of China Ltd. (Class H Stock)	58,000	24,482
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	11,900	21,088
Alibaba Group Holding Ltd.	173,652	1,570,306
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,100	12,326
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Angel Yeast Co. Ltd. (Class A Stock)	11,100	$44,060
Anker Innovations Technology Co. Ltd. (Class A Stock)	2,400	25,296
ANTA Sports Products Ltd.	8,200	87,435
Baidu, Inc., ADR*	1,845	194,242
Bank of China Ltd. (Class H Stock)	516,000	211,566
BeiGene Ltd.*	4,200	50,529
BOC Aviation Ltd., 144A	5,300	40,888
BOE Technology Group Co. Ltd. (Class A Stock)	126,000	69,952
Budweiser Brewing Co. APAC Ltd., 144A	198,800	293,217
BYD Co. Ltd. (Class H Stock)	5,000	128,025
BYD Electronic International Co. Ltd.	6,000	22,148
Chacha Food Co. Ltd. (Class A Stock)	5,300	25,789
China Construction Bank Corp. (Class H Stock)	803,000	484,589
China International Capital Corp. Ltd. (Class H Stock), 144A	29,600	35,142
China Life Insurance Co. Ltd. (Class H Stock)	60,000	72,155
China Longyuan Power Group Corp. Ltd. (Class H Stock)	114,000	79,973
China Merchants Bank Co. Ltd. (Class A Stock)	6,900	30,629
China Merchants Bank Co. Ltd. (Class H Stock)	52,000	206,103
China Overseas Land & Investment Ltd.	54,500	78,657
China Pacific Insurance Group Co. Ltd. (Class H Stock)	36,600	64,208
China Petroleum & Chemical Corp. (Class H Stock)	198,000	112,608
China Resources Gas Group Ltd.	13,800	44,037
China Resources Land Ltd.	27,000	85,656
China Resources Mixc Lifestyle Services Ltd., 144A	10,000	31,689
China Shenhua Energy Co. Ltd. (Class H Stock)	7,500	29,503
China Vanke Co. Ltd. (Class H Stock)	49,500	34,344
Chongqing Brewery Co. Ltd. (Class A Stock)	3,500	31,165
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,500	39,030
COSCO SHIPPING Holdings Co. Ltd. (Class A Stock)	15,700	22,438
Country Garden Services Holdings Co. Ltd.	10,000	6,418
CSPC Pharmaceutical Group Ltd.	114,000	89,729
DaShenLin Pharmaceutical Group Co. Ltd. (Class A Stock)	7,900	22,990
ENN Energy Holdings Ltd.	14,900	115,936
Flat Glass Group Co. Ltd. (Class H Stock)	6,000	14,604
Focus Media Information Technology Co. Ltd. (Class A Stock)	21,800	19,525
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	45,351	247,461
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	27,900	$90,213
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	26,000	130,995
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	4,560	13,978
GF Securities Co. Ltd. (Class H Stock)	21,800	22,595
GRG Banking Equipment Co. Ltd. (Class A Stock)	13,100	21,634
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	700	5,462
H World Group Ltd.	35,100	135,937
H World Group Ltd., ADR	5,627	217,765
Haier Smart Home Co. Ltd. (Class H Stock)	46,600	145,010
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	10,700	28,147
Hengan International Group Co. Ltd.	7,500	23,643
Hongfa Technology Co. Ltd. (Class A Stock)	12,400	41,611
Huadian Power International Corp. Ltd. (Class H Stock)	128,000	68,606
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	12,500	28,210
Huatai Securities Co. Ltd. (Class H Stock), 144A	19,600	22,428
Huayu Automotive Systems Co. Ltd. (Class A Stock)	21,700	49,206
Imeik Technology Development Co. Ltd. (Class A Stock)	200	9,322
Industrial & Commercial Bank of China Ltd. (Class H Stock)	474,000	238,248
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	92,201	353,304
Innovent Biologics, Inc., 144A*	4,000	19,300
iQIYI, Inc., ADR*	10,326	43,679
Jason Furniture Hangzhou Co. Ltd. (Class A Stock)	8,800	44,157
JD Health International, Inc., 144A*	5,300	18,835
JD.com, Inc., ADR(a)	95,985	2,629,029
JD.com, Inc. (Class A Stock)	63,079	865,247
Jiangsu Expressway Co. Ltd. (Class H Stock)	28,000	28,660
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	8,300	57,607
Kanzhun Ltd., ADR	1,949	34,166
KE Holdings, Inc., ADR	1,661	22,806
Kingdee International Software Group Co. Ltd.*	23,000	26,028
Kunlun Energy Co. Ltd.	84,000	70,173
Kweichow Moutai Co. Ltd. (Class A Stock)	3,832	898,948
Lenovo Group Ltd.	66,000	76,468
Li Auto, Inc. (Class A Stock)*	8,700	132,105
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	2,900	7,837
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,000	25,513
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Meituan (Class B Stock), 144A*	32,660	$403,158
Midea Group Co. Ltd. (Class A Stock)	72,300	643,249
Montage Technology Co. Ltd. (Class A Stock)	7,941	50,800
NetEase, Inc.	52,310	1,083,949
New Oriental Education & Technology Group, Inc.*	5,000	43,699
NXP Semiconductors NV	15,763	3,905,599
Oppein Home Group, Inc. (Class A Stock)	1,700	15,037
PDD Holdings, Inc., ADR*	3,958	460,118
PetroChina Co. Ltd. (Class H Stock)	324,000	277,870
PICC Property & Casualty Co. Ltd. (Class H Stock)	90,000	118,777
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	183,000	776,960
Satellite Chemical Co. Ltd. (Class A Stock)*	11,400	26,779
Shanghai Baosight Software Co. Ltd. (Class A Stock)	7,268	38,530
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	2,800	107,983
Shenzhen Transsion Holdings Co. Ltd. (Class A Stock)	1,580	35,550
Shenzhou International Group Holdings Ltd.	6,800	64,555
Silergy Corp.	6,000	61,378
Sinopharm Group Co. Ltd. (Class H Stock)	8,400	21,540
Skshu Paint Co. Ltd. (Class A Stock)*	4,560	20,427
StarPower Semiconductor Ltd. (Class A Stock)	900	17,978
Sunny Optical Technology Group Co. Ltd.	2,700	13,828
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	1,500	22,012
Tencent Holdings Ltd.	289,900	11,291,589
Tencent Music Entertainment Group, ADR*	4,733	52,962
Tianqi Lithium Corp. (Class H Stock)	4,600	21,415
Tingyi Cayman Islands Holding Corp.	28,000	30,727
Trip.com Group Ltd., ADR*(a)	3,173	139,263
Wanhua Chemical Group Co. Ltd. (Class A Stock)	3,100	34,381
Weichai Power Co. Ltd. (Class H Stock)	37,000	70,600
Wuliangye Yibin Co. Ltd. (Class A Stock)	13,800	291,239
WuXi AppTec Co. Ltd. (Class H Stock), 144A	2,464	11,707
Wuxi Biologics Cayman, Inc., 144A*	93,000	170,131
Xiamen C & D, Inc. (Class A Stock)	31,800	44,484
Xiaomi Corp. (Class B Stock), 144A*	20,200	39,658
Xinyi Solar Holdings Ltd.	54,000	41,931
XPeng, Inc., ADR*(a)	2,787	21,404
XPeng, Inc. (Class A Stock)*	2,248	8,906
Yankuang Energy Group Co. Ltd. (Class H Stock)	10,000	21,028

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Yifeng Pharmacy Chain Co. Ltd. (Class A Stock)	4,100	$22,207
Yum China Holdings, Inc. (OOTC)	73,471	2,923,411
Yum China Holdings, Inc. (XHKG)	4,000	157,687
Yutong Bus Co. Ltd. (Class A Stock)	10,100	26,131
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	5,900	45,601
Zhejiang Expressway Co. Ltd. (Class H Stock)	62,000	39,786
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Class A Stock)	10,700	50,881
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	19,570	42,075
Zhongji Innolight Co. Ltd. (Class A Stock)	3,900	83,148
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	26,300	83,434
Zijin Mining Group Co. Ltd. (Class H Stock)	72,000	144,245
ZTO Express Cayman, Inc.	1,900	40,624
		35,627,241
Colombia — 0.0%
Bancolombia SA, ADR	1,601	54,786
Ecopetrol SA, ADR(a)	5,155	61,035
		115,821
Czech Republic — 0.0%
Komercni Banka A/S	647	23,173
Denmark — 0.8%
Novo Nordisk A/S (Class B Stock)	140,122	17,973,927
Finland — 0.0%
Nordea Bank Abp	48,438	539,817
France — 3.3%
Air Liquide SA	24,118	5,017,719
Cie Generale des Etablissements Michelin SCA	106,905	4,096,960
Dassault Systemes SE	143,747	6,363,273
Engie SA	210,644	3,529,836
Gaztransport Et Technigaz SA	6,393	955,831
Legrand SA	73,055	7,736,285
LVMH Moet Hennessy Louis Vuitton SE	21,729	19,551,684
Publicis Groupe SA	10,459	1,140,246
Safran SA	46,238	10,471,599
Sodexo SA	6,118	524,455
SPIE SA	31,211	1,173,238
TotalEnergies SE	29,603	2,036,372
Vallourec SACA*	41,613	772,943
Vinci SA	118,818	15,247,755
		78,618,196
Germany — 0.7%
Allianz SE	5,070	1,519,567
CTS Eventim AG & Co. KGaA	11,889	1,057,085
DWS Group GmbH & Co. KGaA, 144A	14,333	631,147
Heidelberg Materials AG	7,925	872,395
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
KION Group AG	18,082	$951,180
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,448	9,493,364
Scout24 SE, 144A	5,696	429,127
TeamViewer SE, 144A*	44,862	668,545
		15,622,410
Greece — 0.0%
Alpha Services & Holdings SA*	12,451	21,866
Hellenic Telecommunications Organization SA	5,818	85,782
Mytilineos SA	1,061	40,917
National Bank of Greece SA*	2,907	22,739
OPAP SA	3,578	64,409
Piraeus Financial Holdings SA*	5,467	22,842
		258,555
Hong Kong — 0.3%
AIA Group Ltd.	394,200	2,651,615
Hong Kong Exchanges & Clearing Ltd.	105,000	3,059,519
Jardine Matheson Holdings Ltd.	4,400	164,127
Sino Biopharmaceutical Ltd.	55,000	21,267
Techtronic Industries Co. Ltd.	50,500	686,187
		6,582,715
Hungary — 0.0%
OTP Bank Nyrt	3,565	164,106
Richter Gedeon Nyrt	3,460	87,756
		251,862
India — 0.7%
Aarti Industries Ltd.	6,156	49,199
ABB India Ltd.	1,001	76,484
Apollo Hospitals Enterprise Ltd.	1,524	116,338
Ashok Leyland Ltd.	10,126	20,841
Asian Paints Ltd.	1,577	53,819
Aurobindo Pharma Ltd.	3,061	40,110
Axis Bank Ltd.	17,212	216,930
Bajaj Auto Ltd.	414	45,548
Bajaj Finance Ltd.	1,118	97,622
Bank of Baroda	5,557	17,654
Bharat Electronics Ltd.	19,202	46,507
Bharat Petroleum Corp. Ltd.	4,490	32,527
Bharti Airtel Ltd.	10,148	149,731
Biocon Ltd.	14,023	44,608
Britannia Industries Ltd.	2,807	165,317
Cholamandalam Investment & Finance Co. Ltd.	3,513	48,919
Cipla Ltd.	2,893	52,007
Coal India Ltd.	8,923	46,657
Coforge Ltd.	311	20,598
Dabur India Ltd.	9,715	61,014
Delhivery Ltd.*	3,267	17,547
Divi’s Laboratories Ltd.	506	20,943
DLF Ltd.	3,636	39,230
Dr. Reddy’s Laboratories Ltd.	2,326	171,901

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Eicher Motors Ltd.	3,049	$147,271
GAIL India Ltd.	17,496	38,083
Godrej Properties Ltd.*	536	14,819
Havells India Ltd.	1,052	19,150
HCL Technologies Ltd.	3,179	59,106
HDFC Bank Ltd.	171,082	2,983,263
HDFC Bank Ltd., ADR(a)	74,964	4,195,735
HDFC Life Insurance Co. Ltd., 144A	15,978	121,474
Hero MotoCorp Ltd.	537	30,489
Hindalco Industries Ltd.	10,805	72,951
Hindustan Aeronautics Ltd.	491	19,648
Hindustan Petroleum Corp. Ltd.	5,178	29,561
Hindustan Unilever Ltd.	7,949	216,279
ICICI Bank Ltd.	38,203	503,655
Indian Oil Corp. Ltd.	15,538	31,354
Indian Railway Catering & Tourism Corp. Ltd.	1,665	18,592
Infosys Ltd., ADR(a)	113,602	2,036,884
InterGlobe Aviation Ltd., 144A*	1,459	62,172
ITC Ltd.	33,010	169,987
Jindal Steel & Power Ltd.	2,474	25,338
Kotak Mahindra Bank Ltd.	12,763	274,201
Larsen & Toubro Ltd.	5,211	235,690
Mahindra & Mahindra Ltd.	11,030	254,808
Maruti Suzuki India Ltd.	1,814	274,606
Max Healthcare Institute Ltd.	8,647	85,280
NMDC Ltd.	9,575	23,239
NTPC Ltd.	25,602	103,465
Oil & Natural Gas Corp. Ltd.	18,650	60,203
Petronet LNG Ltd.	25,091	79,447
Power Finance Corp. Ltd.	4,985	23,389
Power Grid Corp. of India Ltd.	38,703	128,471
Reliance Industries Ltd.	22,058	788,754
Samvardhana Motherson International Ltd.	27,404	38,648
Shree Cement Ltd.	143	44,140
Shriram Finance Ltd.	5,618	159,373
State Bank of India	11,482	103,987
Sun Pharmaceutical Industries Ltd.	1,182	23,011
Supreme Industries Ltd.	487	24,761
Tata Consultancy Services Ltd.	7,924	369,829
Tata Consumer Products Ltd.	5,446	71,713
Tata Motors Ltd.	9,223	110,108
Tata Steel Ltd.	37,800	70,881
Titan Co. Ltd.	481	21,987
Trent Ltd.	1,419	67,354
Triveni Turbine Ltd.	4,022	25,984
UltraTech Cement Ltd.	1,322	154,810
UPL Ltd.	3,212	17,597
Vedanta Ltd.	5,647	18,485
WNS Holdings Ltd.*	275	13,896
Zomato Ltd.*	11,866	26,009
		16,141,988
Indonesia — 0.3%
Bank Central Asia Tbk PT	6,928,600	4,406,159
Bank Mandiri Persero Tbk PT	291,800	132,767
	Shares	Value
Common Stocks (continued)
Indonesia (cont’d.)
Bank Rakyat Indonesia Persero Tbk PT	3,276,407	$1,252,816
Telkom Indonesia Persero Tbk PT	8,116,000	1,785,078
Unilever Indonesia Tbk PT	891,600	151,854
United Tractors Tbk PT	59,300	90,434
		7,819,108
Ireland — 0.1%
AIB Group PLC	160,894	816,769
Bank of Ireland Group PLC	86,482	882,555
Glanbia PLC	37,600	741,644
		2,440,968
Italy — 0.5%
Buzzi SpA	19,712	774,148
Coca-Cola HBC AG*	29,085	919,094
Iveco Group NV*	81,631	1,216,072
Prysmian SpA	21,148	1,102,952
Ryanair Holdings PLC, ADR(a)	7,767	1,130,798
Saipem SpA*	349,354	853,394
UniCredit SpA	148,678	5,646,687
		11,643,145
Japan — 1.9%
Allegro MicroSystems, Inc.*	30,396	819,476
Daikin Industries Ltd.	17,700	2,416,771
Hitachi Ltd.	33,400	3,052,107
Hoya Corp.	26,000	3,251,842
Japan Exchange Group, Inc.	66,500	1,801,184
Keyence Corp.	7,700	3,574,809
Mitsubishi UFJ Financial Group, Inc.	320,200	3,257,748
Mitsui Fudosan Co. Ltd.	249,200	2,686,743
Shin-Etsu Chemical Co. Ltd.	259,900	11,399,721
Sony Group Corp.	38,500	3,301,403
Terumo Corp.	147,000	2,689,902
Tokio Marine Holdings, Inc.	198,400	6,219,100
		44,470,806
Kuwait — 0.0%
National Bank of Kuwait SAKP	33,990	106,048
Luxembourg — 0.0%
ArcelorMittal SA	15,263	419,536
Macau — 0.0%
Sands China Ltd.*	104,000	293,409
Malaysia — 0.0%
CIMB Group Holdings Bhd	76,200	105,556
Malayan Banking Bhd	27,600	56,291
Petronas Chemicals Group Bhd	50,000	71,780
Public Bank Bhd	145,200	129,203
Tenaga Nasional Bhd	17,800	42,310
		405,140
Mexico — 0.3%
America Movil SAB de CV (Class B Stock)	131,914	123,161
Cemex SAB de CV, UTS*	68,920	62,121

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Coca-Cola Femsa SAB de CV, UTS	4,644	$45,084
Fomento Economico Mexicano SAB de CV, ADR	5,004	651,871
Fomento Economico Mexicano SAB de CV, UTS	7,653	100,026
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,727	44,284
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	4,260	134,773
Grupo Financiero Banorte SAB de CV (Class O Stock)	101,455	1,077,594
Grupo Mexico SAB de CV (Class B Stock)	31,687	188,671
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	48,642	113,228
Regional SAB de CV	8,263	81,664
Wal-Mart de Mexico SAB de CV	1,170,127	4,710,800
		7,333,277
Netherlands — 1.5%
Adyen NV, 144A*	656	1,108,074
ASML Holding NV (XAMS)	15,145	14,682,500
ASML Holding NV (NYSE)	907	880,216
ASR Nederland NV	14,683	719,610
Koninklijke KPN NV	180,288	674,351
Pluxee NV*	10,620	313,933
Shell PLC	480,093	15,929,246
		34,307,930
Norway — 0.1%
Aker Solutions ASA	105,953	380,030
Norwegian Air Shuttle ASA*	481,807	728,063
		1,108,093
Panama — 0.0%
Copa Holdings SA (Class A Stock)	465	48,434
Peru — 0.0%
Credicorp Ltd.	3,739	633,499
Philippines — 0.0%
Ayala Land, Inc.	90,200	51,843
Bank of the Philippine Islands	21,540	45,286
BDO Unibank, Inc.	18,870	51,836
SM Investments Corp.	1,410	24,396
		173,361
Poland — 0.0%
Bank Polska Kasa Opieki SA	521	23,676
Dino Polska SA, 144A*	1,151	111,661
Powszechna Kasa Oszczednosci Bank Polski SA	4,902	72,735
Powszechny Zaklad Ubezpieczen SA	7,234	88,354
		296,426
Qatar — 0.0%
Industries Qatar QSC	25,075	82,480
Ooredoo QPSC	7,688	22,388
	Shares	Value
Common Stocks (continued)
Qatar (cont’d.)
Qatar National Bank QPSC	49,874	$194,572
		299,440
Russia — 0.0%
Gazprom PJSC*^	165,440	—
Magnitogorsk Iron & Steel Works PJSC*^	112,615	—
MMC Norilsk Nickel PJSC^	1,439	—
MMC Norilsk Nickel PJSC, ADR*^	8	—
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC^	43,116	—
Sberbank of Russia PJSC, ADR*(a)^	18,600	2
Severstal PAO, GDR*^	11,949	1
		4
Saudi Arabia — 0.1%
Al Rajhi Bank	17,666	391,631
Alinma Bank	13,196	154,177
Almarai Co. JSC	4,083	62,246
Bupa Arabia for Cooperative Insurance Co.	371	26,112
Dr. Sulaiman Al Habib Medical Services Group Co.	288	24,070
Etihad Etisalat Co.	7,635	107,063
Mouwasat Medical Services Co.	692	25,159
SABIC Agri-Nutrients Co.	2,293	74,974
Saudi Arabian Mining Co.*	3,409	45,927
Saudi Arabian Oil Co., 144A	18,633	152,838
Saudi Basic Industries Corp.	8,814	183,569
Saudi National Bank (The)	30,786	335,075
Saudi Telecom Co.	16,990	179,358
		1,762,199
Singapore — 0.4%
DBS Group Holdings Ltd.	311,700	8,318,593
South Africa — 0.1%
Absa Group Ltd.	9,853	76,926
Bid Corp. Ltd.	22,141	539,442
Bidvest Group Ltd. (The)	23,330	299,013
Capitec Bank Holdings Ltd.	5,802	641,703
Clicks Group Ltd.	7,901	123,547
Discovery Ltd.	4,957	31,562
FirstRand Ltd.	48,641	158,487
Gold Fields Ltd.	3,747	60,111
Impala Platinum Holdings Ltd.	8,099	33,459
MTN Group Ltd.	19,047	94,240
Naspers Ltd. (Class N Stock)	1,119	198,360
Sanlam Ltd.	21,484	78,715
Shoprite Holdings Ltd.	6,338	82,823
Standard Bank Group Ltd.	16,644	162,835
		2,581,223
South Korea — 1.2%
BGF retail Co. Ltd.	400	34,746
CJ CheilJedang Corp.	104	22,561
Coway Co. Ltd.	1,638	68,467

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Delivery Hero SE, 144A*	17,795	$508,838
Doosan Bobcat, Inc.	600	24,073
Hana Financial Group, Inc.	3,704	162,153
Hankook Tire & Technology Co. Ltd.	1,981	79,600
Hanwha Aerospace Co. Ltd.	160	24,680
HL Mando Co. Ltd.	1,130	28,638
HMM Co. Ltd.	1,900	22,224
Hotel Shilla Co. Ltd.	486	21,873
Hugel, Inc.*	307	44,009
Hyundai Glovis Co. Ltd.	867	116,364
Hyundai Marine & Fire Insurance Co. Ltd.	1,725	39,509
Hyundai Mobis Co. Ltd.	849	164,823
Hyundai Motor Co.	1,351	237,733
Kakao Corp.	561	22,676
KB Financial Group, Inc.	3,960	206,940
Kia Corp.	28,609	2,377,672
KIWOOM Securities Co. Ltd.	606	55,515
Koh Young Technology, Inc.	1,526	22,120
Korea Investment Holdings Co. Ltd.	441	21,834
Korean Air Lines Co. Ltd.	3,708	59,700
Krafton, Inc.*	128	23,772
LG Chem Ltd.	1,677	548,891
LG Energy Solution Ltd.*	59	17,576
Lotte Chemical Corp.	459	40,920
NAVER Corp.	3,857	535,844
NCSoft Corp.	91	13,921
Orion Corp.	463	31,593
POSCO Holdings, Inc.	481	150,663
Samsung Biologics Co. Ltd., 144A*	219	135,545
Samsung C&T Corp.	559	66,476
Samsung Electro-Mechanics Co. Ltd.	336	37,437
Samsung Electronics Co. Ltd.	122,087	7,337,125
Samsung Electronics Co. Ltd., GDR	6,376	9,466,758
Samsung Engineering Co. Ltd.*	1,994	37,350
Samsung Fire & Marine Insurance Co. Ltd.	333	76,473
Samsung Securities Co. Ltd.	741	22,407
Shinhan Financial Group Co. Ltd.	4,520	159,443
SK Hynix, Inc.	32,113	4,254,182
SK IE Technology Co. Ltd., 144A*	676	36,718
SK Innovation Co. Ltd.*	193	17,000
SK Telecom Co. Ltd.	2,041	80,814
SK, Inc.	350	47,478
SKC Co. Ltd.*	755	67,098
SM Entertainment Co. Ltd.	924	58,633
S-Oil Corp.	2,020	116,995
		27,747,860
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	165,124	1,966,379
Banco Santander SA	301,048	1,470,449
Industria de Diseno Textil SA	97,650	4,917,292
		8,354,120
Sweden — 0.4%
AAK AB	29,631	704,130
Atlas Copco AB (Class A Stock)	292,759	4,944,277
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Hemnet Group AB	21,098	$645,548
Volvo AB (Class B Stock)(a)	146,895	3,981,068
		10,275,023
Switzerland — 0.3%
Accelleron Industries AG	22,046	825,776
UBS Group AG	167,178	5,147,566
Zurich Insurance Group AG	3,480	1,879,946
		7,853,288
Taiwan — 1.5%
Accton Technology Corp.	6,000	85,983
Advantech Co. Ltd.	15,043	191,382
ASE Technology Holding Co. Ltd.	27,000	131,061
Asustek Computer, Inc.	7,300	96,641
AUO Corp.*	122,000	68,971
Chailease Holding Co. Ltd.	25,386	136,030
Chunghwa Telecom Co. Ltd.	35,000	137,485
CTBC Financial Holding Co. Ltd.	224,000	226,723
Delta Electronics, Inc.	103,700	1,109,888
E.Sun Financial Holding Co. Ltd.	182,740	154,966
Eclat Textile Co. Ltd.	2,700	46,177
eMemory Technology, Inc.	740	55,561
Eva Airways Corp.	62,000	61,235
Evergreen Marine Corp. Taiwan Ltd.	6,000	33,024
Fubon Financial Holding Co. Ltd.	71,543	154,865
Gigabyte Technology Co. Ltd.	4,000	39,140
Hon Hai Precision Industry Co. Ltd.	58,000	281,709
Largan Precision Co. Ltd.	4,703	356,995
MediaTek, Inc.	8,190	296,759
Mega Financial Holding Co. Ltd.	36,051	45,332
Nan Ya Plastics Corp.	37,000	63,653
Nien Made Enterprise Co. Ltd.	6,000	66,502
Novatek Microelectronics Corp.	2,000	36,820
President Chain Store Corp.	66,000	547,291
Quanta Computer, Inc.	35,000	306,494
Realtek Semiconductor Corp.	8,800	153,245
Taiwan Mobile Co. Ltd.	25,000	79,643
Taiwan Semiconductor Manufacturing Co. Ltd.	574,000	13,750,867
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122,063	16,606,671
Uni-President Enterprises Corp.	71,000	169,429
United Microelectronics Corp.	74,000	120,179
Vanguard International Semiconductor Corp.	11,000	29,155
Wistron Corp.	8,000	30,137
Wiwynn Corp.	1,570	107,508
Yageo Corp.	2,000	37,113
Yang Ming Marine Transport Corp.	16,000	22,090
Yuanta Financial Holding Co. Ltd.	167,169	157,289
Zhen Ding Technology Holding Ltd.	7,000	27,339
		36,021,352
Thailand — 0.1%
Bumrungrad Hospital PCL	3,600	22,029
CP ALL PCL	24,400	36,502

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Thailand (cont’d.)
Fabrinet*	5,113	$966,459
Indorama Ventures PCL, NVDR	47,600	31,226
Kasikornbank PCL, NVDR	13,300	45,218
Ngern Tid Lor PCL, NVDR	46,000	28,172
PTT Exploration & Production PCL, NVDR	32,200	132,041
PTT Global Chemical PCL, NVDR	53,200	55,527
PTT PCL, NVDR	82,600	75,997
SCB X PCL, NVDR	22,400	70,025
Siam Cement PCL (The)	8,400	58,779
Siam Cement PCL (The), NVDR	5,500	38,486
Thai Oil PCL	68,638	110,844
Thai Union Group PCL, NVDR	89,200	35,237
		1,706,542
Turkey — 0.0%
BIM Birlesik Magazalar A/S	7,993	86,838
Ford Otomotiv Sanayi A/S	1,286	45,917
KOC Holding A/S*	13,025	81,940
Turk Hava Yollari AO*	7,245	66,697
		281,392
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	9,712	22,207
Aldar Properties PJSC	30,703	46,157
Dubai Islamic Bank PJSC	52,158	82,944
Emaar Properties PJSC	82,479	183,044
Emirates NBD Bank PJSC	19,369	91,267
Emirates Telecommunications Group Co. PJSC	20,508	102,304
First Abu Dhabi Bank PJSC	15,971	58,289
		586,212
United Kingdom — 2.3%
3i Group PLC	165,512	5,868,628
Anglogold Ashanti PLC	2,761	61,643
AstraZeneca PLC	35,818	4,811,927
Auto Trader Group PLC, 144A	74,406	657,073
Barratt Developments PLC	162,955	978,070
BP PLC	987,803	6,196,913
Cranswick PLC	9,273	479,882
Diageo PLC	161,817	5,987,588
InterContinental Hotels Group PLC	29,398	3,054,802
Intermediate Capital Group PLC	28,574	740,109
Lloyds Banking Group PLC	7,826,513	5,118,515
Marks & Spencer Group PLC	280,950	940,865
Melrose Industries PLC	128,656	1,092,405
RELX PLC (XLON)	90,917	3,920,836
RELX PLC (BATE)	122,306	5,297,901
Rolls-Royce Holdings PLC*	244,338	1,314,628
SSE PLC	149,741	3,121,801
Taylor Wimpey PLC	544,741	941,787
TechnipFMC PLC	68,839	1,728,547
Whitbread PLC	27,228	1,138,347
		53,452,267
	Shares	Value
Common Stocks (continued)
United States — 40.2%
AbbVie, Inc.	69,954	$12,738,623
Accenture PLC (Class A Stock)	5,575	1,932,351
Acushnet Holdings Corp.(a)	15,251	1,005,803
Advanced Micro Devices, Inc.*	29,127	5,257,132
Air Lease Corp.(a)	11,374	585,079
Albertson’s Cos., Inc. (Class A Stock)	35,808	767,724
Align Technology, Inc.*	1,774	581,730
Alnylam Pharmaceuticals, Inc.*(a)	3,415	510,372
Alphabet, Inc. (Class A Stock)*	27,344	4,127,030
Alphabet, Inc. (Class C Stock)*	41,448	6,310,872
Amazon.com, Inc.*	261,244	47,123,193
American Express Co.	17,867	4,068,137
American Homes 4 Rent (Class A Stock), REIT(a)	27,659	1,017,298
Ameriprise Financial, Inc.	5,156	2,260,597
AMETEK, Inc.	8,498	1,554,284
Analog Devices, Inc.	51,449	10,176,098
Apple Hospitality REIT, Inc., REIT	35,038	573,922
Apple, Inc.	216,801	37,177,036
Applied Industrial Technologies, Inc.	7,011	1,385,023
AptarGroup, Inc.	10,324	1,485,520
Arch Capital Group Ltd.*	5,842	540,034
Arista Networks, Inc.*	3,658	1,060,747
AssetMark Financial Holdings, Inc.*	28,310	1,002,457
AutoZone, Inc.*	2,229	7,025,028
Axalta Coating Systems Ltd.*	61,882	2,128,122
AZEK Co., Inc. (The)*	24,508	1,230,792
Azenta, Inc.*(a)	11,548	696,113
Badger Meter, Inc.	6,528	1,056,296
Baker Hughes Co.	75,214	2,519,669
Balchem Corp.	4,951	767,157
Bank of America Corp.	270,161	10,244,505
BankUnited, Inc.	35,613	997,164
Bath & Body Works, Inc.	19,465	973,639
Berkshire Hathaway, Inc. (Class B Stock)*	11,770	4,949,520
Best Buy Co., Inc.(a)	7,805	640,244
Biogen, Inc.*	2,742	591,257
BJ’s Wholesale Club Holdings, Inc.*	20,773	1,571,477
Blackstone, Inc.	15,316	2,012,063
Booking Holdings, Inc.	677	2,456,075
Booz Allen Hamilton Holding Corp.	8,222	1,220,474
Boston Scientific Corp.*	32,634	2,235,103
Bright Horizons Family Solutions, Inc.*(a)	12,045	1,365,421
Bristol-Myers Squibb Co.	66,921	3,629,126
Brixmor Property Group, Inc., REIT	42,603	999,040
Broadcom, Inc.	3,201	4,242,637
Brunswick Corp.	12,759	1,231,499
Cactus, Inc. (Class A Stock)(a)	5,883	294,679
Cadence Design Systems, Inc.*	3,141	977,730
Capital One Financial Corp.	24,839	3,698,279
Carlisle Cos., Inc.	3,307	1,295,848
Carrier Global Corp.	19,428	1,129,350
Carter’s, Inc.(a)	9,847	833,844
Casella Waste Systems, Inc. (Class A Stock)*	17,130	1,693,643
Casey’s General Stores, Inc.	4,322	1,376,341

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CBRE Group, Inc. (Class A Stock)*	7,336	$713,353
CDW Corp.	2,344	599,548
Cencora, Inc.(a)	7,997	1,943,191
Certara, Inc.*	46,712	835,211
Charles Schwab Corp. (The)	46,251	3,345,797
Chemed Corp.	2,216	1,422,517
Chevron Corp.	53,702	8,470,953
Chubb Ltd.	3,983	1,032,115
Cigna Group (The)(a)	2,821	1,024,559
Cisco Systems, Inc.	11,740	585,943
Citizens Financial Group, Inc.	28,696	1,041,378
Claire’s Private Placement*^	313	33,648
Clearwater Analytics Holdings, Inc. (Class A Stock)*	51,706	914,679
CME Group, Inc.	69,835	15,034,777
CNA Financial Corp.	15,065	684,252
Coca-Cola Co. (The)	139,578	8,539,382
Cognex Corp.(a)	13,896	589,468
Columbia Sportswear Co.(a)	4,568	370,830
Commerce Bancshares, Inc.(a)	20,594	1,095,601
Confluent, Inc. (Class A Stock)*(a)	28,168	859,687
ConocoPhillips	58,695	7,470,700
Constellation Brands, Inc. (Class A Stock)	2,972	807,671
Cooper Cos., Inc. (The)	9,940	1,008,512
Copart, Inc.*	29,378	1,701,574
Core & Main, Inc. (Class A Stock)*	21,565	1,234,596
Corpay, Inc.*	4,634	1,429,774
Coterra Energy, Inc.	23,487	654,818
Crowdstrike Holdings, Inc. (Class A Stock)*	4,372	1,401,619
CSX Corp.	74,694	2,768,907
CubeSmart, REIT	26,980	1,220,036
Cullen/Frost Bankers, Inc.(a)	10,473	1,178,946
Cushman & Wakefield PLC*	116,318	1,216,686
CVS Health Corp.	11,742	936,542
Danaher Corp.	6,121	1,528,536
Deere & Co.	30,936	12,706,653
Dick’s Sporting Goods, Inc.(a)	4,784	1,075,730
Digital Realty Trust, Inc., REIT	12,100	1,742,884
Dominion Energy, Inc.	42,955	2,112,956
DoorDash, Inc. (Class A Stock)*	9,712	1,337,537
Douglas Dynamics, Inc.	17,048	411,198
Dover Corp.	7,898	1,399,447
Dow, Inc.	56,317	3,262,444
Driven Brands Holdings, Inc.*	60,261	951,521
DT Midstream, Inc.	17,528	1,070,961
EastGroup Properties, Inc., REIT	8,037	1,444,812
Eaton Corp. PLC	12,214	3,819,074
Edison International	10,787	762,965
elf Beauty, Inc.*	4,011	786,276
Eli Lilly & Co.	6,860	5,336,806
Encompass Health Corp.	21,381	1,765,643
Energizer Holdings, Inc.(a)	19,011	559,684
Entegris, Inc.	10,885	1,529,778
Entergy Corp.	4,010	423,777
Envestnet, Inc.*(a)	15,793	914,573
Envista Holdings Corp.*	39,419	842,778
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
EOG Resources, Inc.	52,720	$6,739,725
EPAM Systems, Inc.*	1,724	476,100
Evercore, Inc. (Class A Stock)	6,807	1,310,960
Exact Sciences Corp.*	15,159	1,046,881
Expedia Group, Inc.*	5,909	813,965
Exxon Mobil Corp.	106,404	12,368,401
Federal Realty Investment Trust, REIT(a)	9,011	920,203
FedEx Corp.	5,257	1,523,163
Ferguson PLC	22,787	4,985,671
Fidelity National Information Services, Inc.	29,704	2,203,443
Fifth Third Bancorp	10,017	372,733
First Advantage Corp.(a)	73,497	1,192,121
First Citizens BancShares, Inc. (Class A Stock)	853	1,394,655
First Financial Bancorp	45,422	1,018,361
First Hawaiian, Inc.	51,657	1,134,388
First Interstate BancSystem, Inc. (Class A Stock)	38,029	1,034,769
Fiserv, Inc.*	15,626	2,497,347
Fortune Brands Innovations, Inc.	14,178	1,200,451
Freshpet, Inc.*	8,775	1,016,672
Garmin Ltd.(a)	6,083	905,576
General Dynamics Corp.	4,616	1,303,974
Genpact Ltd.	969	31,929
Globant SA*	147	29,679
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.(a)	31,782	927,399
GSK PLC	91,086	1,955,653
Guidewire Software, Inc.*(a)	8,902	1,038,952
Hayward Holdings, Inc.*(a)	91,591	1,402,258
HCA Healthcare, Inc.	5,211	1,738,025
HealthEquity, Inc.*	13,787	1,125,433
Henry Schein, Inc.*(a)	15,009	1,133,480
Hillman Solutions Corp.*	110,299	1,173,581
Hilton Worldwide Holdings, Inc.	41,828	8,922,331
Home Depot, Inc. (The)	1,966	754,158
Honeywell International, Inc.	39,755	8,159,714
Howmet Aerospace, Inc.	16,942	1,159,341
Hubbell, Inc.	2,657	1,102,788
HubSpot, Inc.*	2,011	1,260,012
IAC, Inc.*	18,426	982,843
ICU Medical, Inc.*	9,546	1,024,477
Ingersoll Rand, Inc.	16,678	1,583,576
Interactive Brokers Group, Inc. (Class A Stock)	9,897	1,105,594
International Business Machines Corp.	4,516	862,375
Intuit, Inc.	6,869	4,464,850
Intuitive Surgical, Inc.*	4,795	1,913,637
ITT, Inc.	9,060	1,232,432
J.B. Hunt Transport Services, Inc.(a)	5,614	1,118,590
Jabil, Inc.(a)	5,050	676,448
Janus International Group, Inc.*	50,435	763,082
Johnson & Johnson	48,757	7,712,870
Kenvue, Inc.	37,391	802,411
Keurig Dr. Pepper, Inc.	50,255	1,541,321
Kimco Realty Corp., REIT	54,812	1,074,863

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Kinder Morgan, Inc.	82,032	$1,504,467
Kinsale Capital Group, Inc.(a)	1,559	818,070
KKR & Co., Inc.	8,043	808,965
Knight-Swift Transportation Holdings, Inc.	18,066	993,991
Kraft Heinz Co. (The)	31,663	1,168,365
Laboratory Corp. of America Holdings	4,868	1,063,463
Lam Research Corp.	2,301	2,235,583
Lamar Advertising Co. (Class A Stock), REIT	9,162	1,094,034
Landstar System, Inc.(a)	6,417	1,236,941
LCI Industries(a)	7,255	892,800
Liberty Broadband Corp. (Class C Stock)*	8,357	478,271
Liberty Media Corp.-Liberty Live (Class C Stock)*	11,188	490,258
Liberty Media Corp.-Liberty SiriusXM*	39,318	1,168,138
Lincoln Electric Holdings, Inc.	4,277	1,092,517
Linde PLC	9,297	4,302,241
Loews Corp.	34,501	2,701,083
Lowe’s Cos., Inc.	22,810	5,810,391
Lululemon Athletica, Inc.*	1,961	766,065
M&T Bank Corp.	19,644	2,857,023
MACOM Technology Solutions Holdings, Inc.*	18,086	1,729,745
Marriott International, Inc. (Class A Stock)	4,990	1,259,027
Martin Marietta Materials, Inc.	2,815	1,728,241
Mastercard, Inc. (Class A Stock)	54,061	26,034,156
McDonald’s Corp.	40,897	11,530,909
McKesson Corp.	1,702	913,719
Medtronic PLC(a)	23,216	2,023,274
Merck & Co., Inc.	8,672	1,144,270
Meta Platforms, Inc. (Class A Stock)	59,283	28,786,639
Mettler-Toledo International, Inc.*	315	419,356
MGIC Investment Corp.	47,251	1,056,532
Microsoft Corp.	161,737	68,045,991
Mid-America Apartment Communities, Inc., REIT	11,819	1,555,144
Middleby Corp. (The)*	3,298	530,285
Moelis & Co. (Class A Stock)(a)	9,867	560,150
Mohawk Industries, Inc.*	10,529	1,378,141
Monarch Casino & Resort, Inc.	9,302	697,557
Mondelez International, Inc. (Class A Stock)	67,856	4,749,920
MongoDB, Inc.*(a)	1,913	686,078
Moody’s Corp.(a)	3,942	1,549,324
Morgan Stanley	53,907	5,075,883
Morningstar, Inc.	2,667	822,423
MSA Safety, Inc.	9,275	1,795,547
Murphy USA, Inc.	1,771	742,403
MYT Holding LLC (Class B Stock)*^	92,685	41,708
Natera, Inc.*	12,788	1,169,590
nCino, Inc.*	25,736	962,012
Neogen Corp.*(a)	40,756	643,130
Nestle SA	144,066	15,307,007
Netflix, Inc.*	3,461	2,101,969
Newell Brands, Inc.	54,820	440,205
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Nexstar Media Group, Inc.	4,421	$761,694
NextEra Energy, Inc.	119,746	7,652,967
nLight, Inc.*	37,471	487,123
NNN REIT, Inc., REIT(a)	30,453	1,301,561
Northern Trust Corp.	12,955	1,151,959
Northrop Grumman Corp.	6,881	3,293,659
Northwestern Energy Group, Inc.	13,779	701,764
Novanta, Inc.*(a)	9,175	1,603,515
NVIDIA Corp.	50,653	45,768,025
Oracle Corp.	25,734	3,232,448
O’Reilly Automotive, Inc.*(a)	2,839	3,204,890
Packaging Corp. of America	8,021	1,522,225
Palo Alto Networks, Inc.*(a)	6,218	1,766,720
Parade Technologies Ltd.	440	12,664
Paycor HCM, Inc.*(a)	41,416	805,127
Performance Food Group Co.*	23,849	1,780,089
Perimeter Solutions SA*	103,663	769,179
PG&E Corp.	187,729	3,146,338
Philip Morris International, Inc.	12,057	1,104,662
Phillips 66	11,295	1,844,925
Planet Fitness, Inc. (Class A Stock)*	16,496	1,033,144
PNC Financial Services Group, Inc. (The)	9,652	1,559,763
Pool Corp.(a)	1,371	553,199
Portland General Electric Co.	29,352	1,232,784
Post Holdings, Inc.*	11,233	1,193,843
Power Integrations, Inc.(a)	18,819	1,346,499
PPG Industries, Inc.	10,332	1,497,107
Primo Water Corp.	66,356	1,208,343
Procter & Gamble Co. (The)	9,969	1,617,470
Progressive Corp. (The)	54,262	11,222,467
Progyny, Inc.*(a)	22,495	858,184
Prologis, Inc., REIT	95,564	12,444,344
Public Service Enterprise Group, Inc.	76,196	5,088,369
Public Storage, REIT	5,933	1,720,926
Quaker Chemical Corp.(a)	6,554	1,345,209
Qualys, Inc.*	4,958	827,341
Quanta Services, Inc.	6,995	1,817,301
Quest Diagnostics, Inc.	2,878	383,091
QuidelOrtho Corp.*	13,668	655,244
Ralph Lauren Corp.	2,762	518,593
Rayonier, Inc., REIT(a)	19,269	640,502
RBC Bearings, Inc.*(a)	5,431	1,468,271
Regency Centers Corp., REIT	16,374	991,609
Regeneron Pharmaceuticals, Inc.*	16,049	15,447,002
Regions Financial Corp.	63,399	1,333,915
RLI Corp.	7,868	1,168,162
Ross Stores, Inc.	27,078	3,973,967
Royalty Pharma PLC (Class A Stock)	21,027	638,590
RTX Corp.	14,613	1,425,206
Ryman Hospitality Properties, Inc., REIT	11,343	1,311,364
Saia, Inc.*	1,425	833,625
SAL TopCo LLC*^	817,799	8,178
Salesforce, Inc.	25,234	7,599,976
Savers Value Village, Inc.*(a)	38,954	751,033
Schneider Electric SE	5,521	1,248,168
Seagate Technology Holdings PLC(a)	10,895	1,013,780

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
ServisFirst Bancshares, Inc.(a)	17,060	$1,132,102
Shoals Technologies Group, Inc. (Class A Stock)*(a)	56,115	627,366
Silgan Holdings, Inc.	10,670	518,135
Simpson Manufacturing Co., Inc.	7,728	1,585,631
SM Energy Co.(a)	21,131	1,053,380
Snowflake, Inc. (Class A Stock)*	5,587	902,859
Southern Co. (The)	73,091	5,243,548
State Street Corp.	17,814	1,377,378
Stellantis NV	53,388	1,514,992
StepStone Group, Inc. (Class A Stock)	32,313	1,154,867
Stericycle, Inc.*	23,653	1,247,696
Stryker Corp.	15,456	5,531,239
Synopsys, Inc.*	2,064	1,179,576
Take-Two Interactive Software, Inc.*	9,055	1,344,577
TD SYNNEX Corp.	9,152	1,035,091
Tesla, Inc.*	9,106	1,600,744
Texas Instruments, Inc.	8,451	1,472,249
Texas Roadhouse, Inc.	3,917	605,059
Thermo Fisher Scientific, Inc.	2,655	1,543,113
Timken Co. (The)	7,824	684,052
TJX Cos., Inc. (The)	62,667	6,355,687
T-Mobile US, Inc.	4,060	662,673
Toro Co. (The)(a)	11,938	1,093,879
Trade Desk, Inc. (The) (Class A Stock)*	14,827	1,296,176
Trane Technologies PLC	13,600	4,082,720
Travelers Cos., Inc. (The)	16,399	3,774,066
U.S. Bancorp	47,282	2,113,505
Uber Technologies, Inc.*	135,315	10,417,902
UniFirst Corp.	5,130	889,696
Union Pacific Corp.	5,275	1,297,281
United Parcel Service, Inc. (Class B Stock)	3,348	497,613
UnitedHealth Group, Inc.	47,534	23,515,070
Utz Brands, Inc.(a)	54,970	1,013,647
Verizon Communications, Inc.	19,497	818,094
Verra Mobility Corp.*	47,195	1,178,459
Vertex Pharmaceuticals, Inc.*	4,326	1,808,311
Vulcan Materials Co.	9,103	2,484,391
W.R. Berkley Corp.(a)	8,951	791,626
Wells Fargo & Co.	187,262	10,853,706
Welltower, Inc., REIT	3,200	299,008
Wendy’s Co. (The)	62,736	1,181,946
Westrock Co.	16,168	799,508
WEX, Inc.*(a)	6,385	1,516,629
Weyerhaeuser Co., REIT	51,307	1,842,434
Williams Cos., Inc. (The)	41,475	1,616,281
WillScot Mobile Mini Holdings Corp.*(a)	38,953	1,811,315
Windstream Holdings, Inc.*^	66	726
Wintrust Financial Corp.	12,598	1,315,105
Woodward, Inc.	6,539	1,007,791
Workday, Inc. (Class A Stock)*	4,495	1,226,011
Workiva, Inc.*(a)	11,510	976,048
Xcel Energy, Inc.	11,944	641,990
Yum! Brands, Inc.(a)	58,845	8,158,859
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.	6,843	$903,139
		947,956,211

Total Common Stocks (cost $1,191,802,337)		1,418,729,869
Preferred Stocks — 0.1%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	12,951	36,926
Cia Energetica de Minas Gerais (PRFC)	19,110	47,933
Gerdau SA (PRFC)	27,962	123,770
Itausa SA (PRFC)	55,332	115,730
Petroleo Brasileiro SA (PRFC)	70,750	528,996
		853,355
United States — 0.0%
Claire’s Stores, Inc., CVT*^	279	571,950
Goodman Networks, Inc.*^	1,772	18
		571,968

Total Preferred Stocks (cost $757,923)		1,425,323

Units
Warrants* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	10,546
(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.2%
United States
Ally Auto Receivables Trust,
Series 2022-03, Class A3
5.070%	04/15/27	1,295	1,290,771
American Express Credit Account Master Trust,
Series 2022-02, Class A
3.390%	05/15/27	1,250	1,224,176
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	654	652,325
BMW Vehicle Lease Trust,
Series 2023-01, Class A3
5.160%	11/25/25	769	767,192
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	506	492,154
Series 2022-01, Class A3
3.170%	04/15/27	1,278	1,252,458
Series 2022-02, Class A2A
3.740%	09/15/25	366	364,872

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	261	$252,626
Series 2022-01, Class A3
1.470%	12/15/26	594	578,526
Chesapeake Funding II LLC,
Series 2023-02A, Class A1, 144A
6.160%	10/15/35	506	509,056
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	483	479,599
Series 2023-03, Class A2, 144A
6.100%	04/23/29	267	267,833
Discover Card Execution Note Trust,
Series 2022-A01, Class A1
1.960%	02/15/27	733	711,325
Enterprise Fleet Financing LLC,
Series 2023-01, Class A2, 144A
5.510%	01/22/29	1,058	1,057,323
Series 2023-02, Class A2, 144A
5.560%	04/22/30	962	963,112
Series 2023-03, Class A2, 144A
6.400%	03/20/30	650	659,942
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	324	312,339
Series 2022-C, Class A3
4.480%	12/15/26	1,310	1,299,695
Series 2022-D, Class A3
5.270%	05/17/27	533	532,678
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	163	157,818
Series 2021-02, Class A4
0.820%	10/16/26	971	928,281
Series 2022-01, Class A3
1.260%	11/16/26	869	847,225
Series 2022-02, Class A3
3.100%	02/16/27	627	615,907
Honda Auto Receivables Owner Trust,
Series 2022-02, Class A3
3.730%	07/20/26	699	689,223
Hyundai Auto Receivables Trust,
Series 2020-C, Class A4
0.490%	11/16/26	557	548,215
Series 2021-C, Class A3
0.740%	05/15/26	346	338,732
Series 2022-B, Class A3
3.720%	11/16/26	1,856	1,831,052
Mercedes-Benz Auto Receivables Trust,
Series 2022-01, Class A3
5.210%	08/16/27	1,490	1,488,420
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 144A
5.860%	08/20/25	1,270	1,271,603
Series 2023-B, Class A2, 144A
6.020%	09/22/25	438	439,491
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Toyota Auto Receivables Owner Trust,
Series 2022-A, Class A3
1.230%	06/15/26	923	$899,808
Series 2022-B, Class A3
2.930%	09/15/26	418	410,964
Toyota Lease Owner Trust,
Series 2023-A, Class A2, 144A
5.300%	08/20/25	999	997,757
Verizon Master Trust,
Series 2022-02, Class A
1.530%	07/20/28	1,400	1,356,103
Series 2024-01, Class A1A
5.000%	12/20/28	492	490,503
Volkswagen Auto Loan Enhanced Trust,
Series 2023-02, Class A2A
5.720%	03/22/27	840	842,055
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	110	105,262

Total Asset-Backed Securities (cost $27,889,136)			27,926,421
Commercial Mortgage-Backed Security — 0.0%
United States
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	205,499
(cost $529,692)
Corporate Bonds — 3.1%
Australia — 0.0%
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	976	974,597
Germany — 0.1%
BMW US Capital LLC,
Gtd. Notes, 144A, SOFR Index + 0.380%
5.734%(c)	08/12/24	1,724	1,724,339
Gtd. Notes, 144A, SOFR Index + 0.550%
5.916%(c)	04/02/26	646	646,057
Daimler Truck Finance North America LLC,
Gtd. Notes, 144A
3.500%	04/07/25	1,015	993,948
			3,364,344
United Kingdom — 0.1%
Astrazeneca Finance LLC,
Gtd. Notes
0.700%	05/28/24	1,356	1,345,903
United States — 2.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	615	606,381
3.850%	06/15/24	1,065	1,061,015
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	1,018	1,002,593

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
American Express Co.,
Sr. Unsec’d. Notes
3.000%	10/30/24	689	$679,009
3.375%	05/03/24	500	499,002
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	09/10/24(a)	1,358	1,337,927
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	660	658,076
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24(a)	1,454	1,448,947
Athene Global Funding,
Sec’d. Notes, 144A
0.914%	08/19/24	281	275,688
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	659	657,829
Bank of America Corp.,
Sr. Unsec’d. Notes
3.841%(ff)	04/25/25	217	216,713
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.812%(c)	03/13/26	376	376,273
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.971%(c)	04/25/25	836	838,704
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24(a)	663	660,120
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24(a)	656	652,219
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/22/25	161	158,120
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	05/17/24	929	925,421
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.803%(c)	11/14/24	566	566,335
Cencora, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	990	987,018
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24(a)	677	667,535
Cigna Group (The),
Gtd. Notes
3.500%	06/15/24(a)	651	647,806
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	470	467,948
2.014%(ff)	01/25/26	354	343,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	793	$780,771
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	656	654,629
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24(a)	949	946,848
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24	390	384,155
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
5.750%	07/02/26	173	173,289
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	672	664,779
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24(a)	1,000	992,712
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	675	667,440
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/24	528	525,196
Dollar General Corp.,
Sr. Unsec’d. Notes
4.250%	09/20/24(a)	652	647,326
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%(c)	10/01/24	681	669,783
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24	719	705,391
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	668	662,589
Enterprise Products Operating LLC,
Gtd. Notes
4.600%	01/11/27	416	413,587
Eversource Energy,
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24	1,016	1,001,183
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	203	199,283
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	410	400,091
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	500	496,304

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.625%	05/15/24(a)	978	$972,143
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24(a)	1,307	1,307,000
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, SOFR + 0.770%
6.133%(c)	03/18/27	498	497,837
Healthpeak OP LLC,
Gtd. Notes
3.400%	02/01/25	788	772,870
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
1.450%	04/01/24(a)	294	294,000
5.900%	10/01/24(a)	356	356,357
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	1,357	1,345,440
HSBC USA, Inc.,
Sr. Unsec’d. Notes
3.500%	06/23/24(a)	890	885,248
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.800%	06/26/25	700	701,175
Sr. Unsec’d. Notes, 144A, MTN
0.875%	06/14/24	289	286,074
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	418	415,920
Jackson National Life Global Funding,
Sec’d. Notes, 144A, SOFR + 1.150%
6.516%(c)	06/28/24	654	654,920
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	300	300,000
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	128	127,870
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%(c)	07/02/24	510	507,456
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.125%	09/15/24	1,011	999,389
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	667	666,415
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	659	656,242
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.870%
6.234%(c)	03/21/25	986	990,176
Sr. Sec’d. Notes, 144A
2.750%	06/22/24	246	244,333
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	670	$663,445
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.250%	06/10/24	993	988,114
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24(a)	1,309	1,308,408
MidAmerican Energy Co.,
First Mortgage
3.500%	10/15/24	219	216,658
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25	585	584,415
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	751	749,936
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.255%	09/01/24	990	983,745
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	170	167,800
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24	1,014	1,001,456
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.750%	06/01/24	665	661,475
Oracle Corp.,
Sr. Unsec’d. Notes
3.400%	07/08/24	649	644,766
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	690	667,148
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.963%(c)	03/27/26	428	427,759
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	661	658,070
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	1,359	1,338,982
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	579	568,563
PepsiCo, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.400%
5.754%(c)	11/12/24	179	179,119
Phillips 66,
Gtd. Notes
3.850%	04/09/25	363	357,506
Principal Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.450%
5.799%(c)	04/12/24	408	407,900

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	01/16/27	93	$93,058
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/24	666	661,701
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,012	1,000,236
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	678	667,488
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	1,312	1,309,145
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	663	659,811
Sonoco Products Co.,
Sr. Unsec’d. Notes
1.800%	02/01/25	696	673,617
Southwestern Public Service Co.,
First Mortgage
3.300%	06/15/24(a)	504	500,869
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	1,150	1,143,356
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	801	798,714
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	674	657,739
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	617	605,425
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.875%	07/12/24	331	329,042
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.215%	10/18/24	1,378	1,346,359
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.950%(c)	06/13/24(a)	1,295	1,296,229
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	434	423,222
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25(a)	581	570,478
Westlake Corp.,
Sr. Unsec’d. Notes
0.875%	08/15/24	686	673,409
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24(a)	281	280,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	277	$277,000
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.400%	11/14/25	835	836,319
			67,078,828

Total Corporate Bonds (cost $72,795,700)			72,763,672
Floating Rate and Other Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term B Loan, 1 Month SOFR + 6.600%
11.930%(c)	12/18/26^	532	507,765
Moran Foods LLC,
First Lien A R 2023 FLFO Term Loan, 3 Month SOFR + 12.659% (Cap N/A , Floor 0.000%)
12.659%(c)	06/30/26^	122	73,077
First Lien A R 2023 FLFO Term Loan, 3 Month SOFR + 2.000%
12.659%(c)	06/30/26^	181	151,498
Super Senior DDTL
—%(p)	06/30/26^	5	5,204

Total Floating Rate and Other Loans (cost $750,665)			737,544
U.S. Government Agency Obligation — 0.1%
Federal Home Loan Bank
4.875%	06/14/24	3,750	3,745,260
(cost $3,747,886)
U.S. Treasury Obligations — 1.6%
U.S. Treasury Notes
0.375%	07/15/24	800	788,719
4.125%	01/31/25(k)	36,913	36,610,198
4.625%	11/15/26	1,300	1,304,469

Total U.S. Treasury Obligations (cost $38,818,087)			38,703,386

Total Long-Term Investments (cost $1,938,565,326)			2,184,290,675

	Shares
Short-Term Investments — 11.0%
Affiliated Mutual Funds — 9.9%
PGIM Core Ultra Short Bond Fund(wa)	149,176,755	149,176,755
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $83,131,769; includes $82,773,355 of cash collateral for securities on loan)(b)(wa)	83,163,690	83,122,108

Total Affiliated Mutual Funds (cost $232,308,524)		232,298,863

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit — 0.1%
Bank of America NA
5.800%	05/24/24	345	$345,055
Northern Trust Co. (The)
5.400%	09/20/24	1,300	1,299,683
Wells Fargo Bank NA
SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.930%(c)	08/02/24	898	899,327

Total Certificates of Deposit (cost $2,543,000)			2,544,065
Commercial Paper(n) — 0.8%
American Electric Power Co., Inc.
5.639%	05/20/24	650	644,658
Brighthouse Financial, Inc.
5.936%	05/29/24	1,271	1,259,213
Coca-Cola Co. (The)
5.376%	05/21/24	2,250	2,232,227
CRH America Finance, Inc.
5.639%	06/03/24	1,000	989,592
Dominion Energy South Carolina, Inc.
5.602%	04/24/24	1,350	1,344,344
EIDP, Inc.
5.564%	09/18/24	1,300	1,265,919
General Motors Financial Co., Inc.
5.686%	08/09/24	700	685,249
Intel Corp.
5.484%	06/25/24	1,350	1,331,461
L3Harris Technologies, Inc.
5.867%	05/20/24	650	644,688
Microsoft Corp.
5.494%	05/23/24	1,300	1,289,305
OGE Energy Corp.
5.560%	04/05/24	1,000	998,792
ONE Gas, Inc.
5.627%	04/22/24	600	597,662
Pacific Life Insurance Co.
5.846%	06/10/24	1,238	1,224,397
Thunder Bay Funding LLC
5.782%	06/12/24	1,300	1,285,303
VW Credit, Inc.
5.956%	04/17/24	1,000	996,943
Walt Disney Co. (The)
5.744%	05/01/24	1,300	1,293,339

Total Commercial Paper (cost $18,093,461)			18,083,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligation(n) — 0.2%
U.S. Treasury Bills
5.148%	05/16/24	5,250	$5,215,723
(cost $5,217,837)

Total Short-Term Investments (cost $258,162,822)			258,141,743

TOTAL INVESTMENTS—103.6% (cost $2,196,728,148)			2,442,432,418

Liabilities in excess of other assets(z) — (3.6)%			(84,440,395)

Net Assets — 100.0%			$2,357,992,023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LP	Limited Partnership
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
RBC	Royal Bank of Canada
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
SSB	State Street Bank & Trust Company
A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
STOXX	Stock Index of the Eurozone
TD	The Toronto-Dominion Bank
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,404,322 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,132,815; cash collateral of $82,773,355 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
519	5 Year U.S. Treasury Notes	Jun. 2024	$55,541,112	$157,096
971	10 Year U.S. Treasury Notes	Jun. 2024	107,583,770	635,180
184	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	23,736,000	439,345
328	DJ US Real Estate Index	Jun. 2024	11,420,960	(108,994)
14	Euro STOXX 50 Index	Jun. 2024	761,992	16,216
3	FTSE 100 Index	Jun. 2024	302,462	8,492
226	Mini MSCI EAFE Index	Jun. 2024	26,635,230	21,632
1,117	Mini MSCI Emerging Markets Index	Jun. 2024	58,586,650	(53,625)
497	S&P 500 E-Mini Index	Jun. 2024	131,916,225	2,058,109
113	S&P E-Mini Consumer Services Index	Jun. 2024	12,213,888	205,997
582	TOPIX Index	Jun. 2024	105,708,086	1,177,292
239	XAE Energy Index	Jun. 2024	23,909,560	4,058
361	XAF Financial Index	Jun. 2024	47,439,913	874,560
196	XAI E-Mini Industrial Index	Jun. 2024	25,184,040	585,644
55	XAK Technology Index	Jun. 2024	11,697,400	(130,186)
				5,890,816
Short Positions:
181	ASX SPI 200 Index	Jun. 2024	23,445,243	(619,437)
1,013	Russell 2000 E-Mini Index	Jun. 2024	108,689,835	(1,752,033)
229	XAB Materials Index	Jun. 2024	22,815,270	(728,682)
311	XAP Consumer Staples Index	Jun. 2024	24,205,130	(513,150)
336	XAU Utilities Index	Jun. 2024	22,468,320	(825,559)
				(4,438,861)
				$1,451,955
A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/24	RBC	AUD	13,187	$8,721,130	$8,600,805	$—	$(120,325)
British Pound,
Expiring 04/29/24	BARC	GBP	1,965	2,492,609	2,480,673	—	(11,936)
Expiring 04/29/24	CITI	GBP	720	920,295	909,388	—	(10,907)
Canadian Dollar,
Expiring 04/29/24	RBC	CAD	19,344	14,398,775	14,287,079	—	(111,696)
Danish Krone,
Expiring 04/29/24	RBC	DKK	13,259	1,929,334	1,920,736	—	(8,598)
Euro,
Expiring 04/29/24	BARC	EUR	1,648	1,791,576	1,779,937	—	(11,639)
Expiring 04/29/24	BARC	EUR	1,298	1,411,850	1,401,934	—	(9,916)
Expiring 04/29/24	BOA	EUR	7,782	8,498,630	8,405,704	—	(92,926)
Expiring 04/29/24	RBC	EUR	1,865	2,025,755	2,014,462	—	(11,293)
Hong Kong Dollar,
Expiring 04/02/24	CITI	HKD	23	2,918	2,917	—	(1)
Japanese Yen,
Expiring 04/22/24	CITI	JPY	6,903,402	46,964,072	45,772,093	—	(1,191,979)
Expiring 04/30/24	CITI	JPY	378,138	2,561,650	2,510,236	—	(51,414)
Expiring 04/30/24	CITI	JPY	157,653	1,045,507	1,046,562	1,055	—
Expiring 04/30/24	TD	JPY	2,519,868	17,326,943	16,727,915	—	(599,028)
Norwegian Krone,
Expiring 04/29/24	CITI	NOK	5,389	515,596	496,764	—	(18,832)
Swedish Krona,
Expiring 04/22/24	CITI	SEK	239,318	23,536,599	22,379,472	—	(1,157,127)
Expiring 04/29/24	CITI	SEK	6,641	637,389	621,211	—	(16,178)
Expiring 04/29/24	ML	SEK	8,085	755,477	756,285	808	—
Expiring 04/29/24	RBC	SEK	864	83,174	80,849	—	(2,325)
Expiring 04/29/24	SSB	SEK	16,584	1,600,282	1,551,257	—	(49,025)
Expiring 04/29/24	SSB	SEK	11,128	1,070,817	1,040,908	—	(29,909)
Expiring 04/29/24	SSB	SEK	7,905	760,678	739,420	—	(21,258)
Swiss Franc,
Expiring 04/29/24	BARC	CHF	681	779,706	757,819	—	(21,887)
Expiring 04/29/24	BOA	CHF	527	603,111	586,497	—	(16,614)
Expiring 04/29/24	CITI	CHF	484	551,167	538,973	—	(12,194)
Expiring 04/29/24	ML	CHF	371	431,107	412,357	—	(18,750)
Expiring 04/29/24	RBC	CHF	487	539,146	542,168	3,022	—
Expiring 04/29/24	SSB	CHF	940	1,097,069	1,045,818	—	(51,251)
				$143,052,362	$139,410,239	4,885	(3,647,008)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/29/24	BARC	GBP	2,074	$2,644,354	$2,618,560	$25,794	$—
Expiring 04/29/24	BARC	GBP	1,100	1,388,821	1,388,927	—	(106)
Canadian Dollar,
Expiring 04/22/24	CITI	CAD	32,350	24,060,867	23,890,695	170,172	—
Expiring 04/22/24	CITI	CAD	31,015	23,034,608	22,904,911	129,697	—
Danish Krone,
Expiring 04/29/24	ML	DKK	37,362	5,481,293	5,412,394	68,899	—
Euro,
Expiring 04/29/24	BOA	EUR	2,626	2,880,888	2,836,575	44,313	—
Expiring 04/29/24	CITI	EUR	985	1,068,012	1,063,920	4,092	—
Expiring 04/29/24	CITI	EUR	575	629,817	620,650	9,167	—
A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/29/24	SSB	EUR	7,110	$7,767,219	$7,680,051	$87,168	$—
Expiring 04/29/24	SSB	EUR	2,539	2,770,591	2,742,320	28,271	—
Expiring 04/29/24	SSB	EUR	868	944,259	937,460	6,799	—
Expiring 04/29/24	SSB	EUR	773	843,144	835,103	8,041	—
Expiring 04/29/24	SSB	EUR	764	827,175	825,025	2,150	—
Expiring 04/29/24	SSB	EUR	639	686,642	690,755	—	(4,113)
Hong Kong Dollar,
Expiring 04/29/24	BOA	HKD	6,044	773,502	772,935	567	—
Expiring 04/29/24	CITI	HKD	17,541	2,248,671	2,243,463	5,208	—
Japanese Yen,
Expiring 04/30/24	SSB	JPY	156,220	1,063,955	1,037,050	26,905	—
New Zealand Dollar,
Expiring 04/22/24	CITI	NZD	38,162	22,940,695	22,800,763	139,932	—
Norwegian Krone,
Expiring 04/29/24	BOA	NOK	5,389	512,664	496,764	15,900	—
Singapore Dollar,
Expiring 04/29/24	SSB	SGD	3,005	2,254,390	2,228,441	25,949	—
Swedish Krona,
Expiring 04/29/24	CITI	SEK	31,994	3,078,282	2,992,736	85,546	—
Swiss Franc,
Expiring 04/22/24	CITI	CHF	40,477	46,206,605	45,003,291	1,203,314	—
Expiring 04/22/24	CITI	CHF	21,126	24,237,515	23,487,738	749,777	—
Expiring 04/29/24	CITI	CHF	1,237	1,439,013	1,376,686	62,327	—
Expiring 04/29/24	RBC	CHF	1,782	2,026,054	1,982,791	43,263	—
Expiring 04/29/24	RBC	CHF	665	776,052	740,025	36,027	—
Expiring 04/29/24	RBC	CHF	645	757,848	718,150	39,698	—
Expiring 04/29/24	RBC	CHF	475	542,628	527,990	14,638	—
Expiring 04/29/24	SSB	CHF	741	849,210	824,135	25,075	—
Expiring 04/29/24	SSB	CHF	723	838,601	804,526	34,075	—
Expiring 04/29/24	SSB	CHF	445	509,684	495,600	14,084	—
				$186,083,059	$182,980,430	3,106,848	(4,219)
						$3,111,733	$(3,651,227)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/24	Buy	AUD	36,017	EUR	21,711	$40,655	$—	CITI
04/22/24	Buy	NOK	252,535	EUR	21,711	—	(170,373)	BARC
04/22/24	Buy	NZD	38,162	CAD	31,774	—	(664,556)	CITI
						$40,655	$(834,929)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18